As filed with the Securities and Exchange Commission on November 18, 2013

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 54	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road
Dallas, TX	75201-1407
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 720-1171

Copies to:
Cherika N. Latham, Esq. GuideStone Financial Resources of the Southern Baptist Convention 2401 Cedar Springs Road Dallas, TX 75201-1407	Eric Purple, Esq. Donald Smith, Esq. K&L Gates, LLP 1601 K Street, N.W. Washington, DC 20006 Telephone: (202) 778-9223
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 18, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)1
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 18th day of November, 2013.

GUIDESTONE FUNDS

By: /s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ Joseph A. Mack*	Trustee, Chairman of the Board	November 18, 2013
Joseph A. Mack

/s/ Thomas G. Evans*	Trustee	November 18, 2013
Thomas G. Evans

/s/ James W. Hixson*	Trustee	November 18, 2013
James W. Hixson

/s/ Michael R. Buster*	Trustee	November 18, 2013
Michael R. Buster

/s/ Carson L. Eddy*	Trustee	November 18, 2013
Carson L. Eddy

/s/ William Craig George*	Trustee	November 18, 2013
William Craig George

/s/ Grady R. Hazel*	Trustee	November 18, 2013
Grady R. Hazel

/s/ Franklin R. Morgan*	Trustee	November 18, 2013
Franklin R. Morgan

/s/ Kyle L. Tucker*	Trustee	November 18, 2013
Kyle L. Tucker

/s/ Jeffrey P. Billinger	Vice President and Treasurer	November 18, 2013
Jeffrey P. Billinger	(principal financial officer)

*By: /s/ John R. Jones	Attorney-in-Fact	November 18, 2013
John R. Jones

Exhibit Index

EXHIBIT NO.	DESCRIPTION

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase